Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Net income attributable to Baidu, Inc.	11,632	18,301	27,573	4,010
Accretion of the redeemable noncontrolling interests	(557)	17	(130)	(19)

Numerator for EPS computation	11,075	18,318	27,443	3,991

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share

The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share.

	For the years ended December 31,
	2016		2017		2018		2018
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	8,710	2,365	14,488	3,830	21,780	3,167	5,663	824
Denominator

Weighted average ordinary shares outstanding	27,263,984	7,401,254	27,464,760	7,260,363	27,697,335	27,697,335	7,201,254	7,201,254

Denominator used for basic EPS	27,263,984	7,401,254	27,464,760	7,260,363	27,697,335	27,697,335	7,201,254	7,201,254

Earnings per share – basic	319.47	319.47	527.51	527.51	786.36	114.37	786.36	114.37

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	8,716	2,359	14,513	3,805	21,824	3,174	5,619	817
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	2,359	—	3,805	—	5,619	817	—	—

Numerator for diluted EPS calculation	11,075	2,359	18,318	3,805	27,443	3,991	5,619	817
Denominator
Weighted average ordinary shares outstanding	27,263,984	7,401,254	27,464,760	7,260,363	27,697,335	27,697,335	7,201,254	7,201,254
Conversion of Class B to Class A ordinary shares	7,401,254	—	7,260,363	—	7,201,254	7,201,254	—	—
Share-based awards	91,848	—	227,268	—	272,454	272,454	—	—

Denominator used for diluted EPS	34,757,086	7,401,254	34,952,391	7,260,363	35,171,043	35,171,043	7,201,254	7,201,254

Earnings per share – diluted	318.62	318.62	524.08	524.08	780.27	113.49	780.27	113.49

Earnings per ADS:
Denominator used for earnings per ADS – basic	272,639,840		274,647,600		276,973,350	276,973,350
Denominator used for earnings per ADS – diluted	347,570,860		349,523,907		351,710,430	351,710,430
Earnings per ADS – basic	31.95		52.75		78.64	11.44

Earnings per ADS – diluted	31.86		52.41		78.03	11.35